INTANGIBLE ASSET, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 598,572		$ 346,140
Accumulated amortization	(38,740)		(21,056)
Intangible assets, net	559,832		325,084
Amortization expense	18,809		5,304
South Africa [Member]
Finite-Lived Intangible Assets, Gross	358,888		346,140
Brazil [Member]
Finite-Lived Intangible Assets, Gross	135,000	[1]	0	[1]
Hungary [Member]
Finite-Lived Intangible Assets, Gross	$ 104,684		$ 0

[1]	* The Brazil franchise cost is not being amortized until we open a restaurant.